Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Expense
Schedule of Income Tax Expense

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(11,099,171)	(16,389,292)	(11,571,240)

Tax at the statutory tax rate of 25% (2023/2022: 25%)	(2,774,793)	(4,097,323)	(2,892,810)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Fair value loss on investments	63,884	208,488	-
Impairment of Investment in Snow Lake Resources	802,897	1,921,936	-
Share-based payments	(315,372)	83,917	195,059
Impairment loss of financial assets	398,515	-	-
Share of profits(losses) - associates	-	493,899	1,563,690
Fair value loss on derivative liabilities	1,328,766	-	-
Tax effect of expense not deductible in determining taxable profit (tax loss)	(496,103)	(1,389,083)	(1,134,061)
Current year temporary differences not recognized	496,103	1,389,083	1,134,061
Income tax expense	-	-	-

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Tax losses not recognized
Unused tax losses for which no deferred tax asset has been recognized	45,234,768	43,250,355	39,205,645

Potential tax benefit @ 25%/21%	11,308,692	10,812,589	9,624,883